Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Schedule of Defined Benefit Plan Expense Recognized in Profit or Loss
	2023	2022	2021
Salaries	2,145,943	2,815,411	1,865,633
Pension costs	172,460	266,256	165,801
Other social benefits	293,753	294,017	275,258
Share based payments costs	379,414	342,799	1,223,696
Other personnel expenditures	9,999	2,024	214,940
Total employee benefits	3,001,569	3,720,507	3,745,328
Employee benefits attributable to continuing operations	2,243,955	2,071,436	2,375,668
Employee benefits attributable to discontinued operations	757,614	1,649,071	1,369,660

Schedule of Defined Benefit Cost and Liability Assumptions
	2023	2022
Defined benefit obligation at January 1	3,544,161	4,677,632
Service costs	163,101	256,336
Plan participants’ contribution	130,875	154,116
Interest cost	76,139	13,762
Actuarial losses	104,860	(931,636)
Plan amendments	-	-
Benefits paid through pension assets	(78,957)	(626,049)
Defined benefit obligation at December 31	3,940,179	3,544,161

	2023	2022
Fair value of plan assets at January 1	3,207,955	4,009,313
Interest income	71,813	12,187
Return on plan assets excluding interest income	136,023	(490,359)
Employer contributions	130,875	154,116
Plan participants’ contributions	130,875	154,116
Benefits paid through pension assets	(78,957)	(626,049)
Administration expense	(5,033)	(5,369)
Fair value of plan assets at December 31	3,593,551	3,207,955
	December 31,	December 31,
	2023	2022
Present value of funded defined benefit obligation	3,940,179	3,544,161
Fair value of plan assets	(3,593,551)	(3,207,955)
Net defined benefit liability	346,628	336,206

Schedule of Defined Benefit Cost and Liability Assumptions
	2023	2022	2021
Service cost	163,101	256,336	159,085
Net interest expense	3,270	1,575	1,878
Administration expense	4,259	5,369	6,030
Total defined costs for the year recognized in profit or loss	170,630	263,280	166,993
	2023	2022	2021
Actuarial loss (gain) arising from changes in financial assumptions	247,262	(876,841)	(74,284)
Actuarial loss (gain) arising from experience adjustments	(138,497)	(54,795)	463,238
Actuarial gain arising from demographic assumptions	(3,905)	-	(229,109)
Return on plan assets excluding interest income	(136,023)	490,359	(424,829)
Total defined benefit cost for the year recognized in other comprehensive income	(31,163)	(441,277)	(264,984)
	2023	2022	2021
Discount rate	1.50%	2.20%	0.30%
Future salary increases	1.35%	1.60%	0.85%
Pension indexation	0.00%	0.00%	0.00%
	BVG2020	BVG2020	BVG2020

Schedule of Sensitivity Analysis for Actuarial Assumptions	Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.
	2023	2022
Change in assumption	0.25% increase	0.25% increase
Discount rate	(141,340)	(177,546)
Salary increase	(22,950)	23,058
Pension indexation	78,491	63,916
Change in assumption	+1 year	+1 year
Life expectancy	63,383	48,531